Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of basic and diluted net loss per share
Basic and diluted net loss per share attributable to ordinary shares for the three years ended December 31, 2022 are calculated as follows (in thousands, except share and per share amounts):

	For the years ended December 31,
(Euro thousands)	2022	2021	2020

Net loss attributable to ordinary shares	(218,290)	(65,354)	(110,761)

Weighted-average shares outstanding-basic and diluted (thousand shares)	101,442	77,861	72,606

Net loss per share:
Basic and diluted (in Euro)	(2.15)	(0.84)	(1.53)

Summary of outstanding shares of potentially dilutive securities
The following potentially dilutive outstanding securities were excluded from the computation of diluted loss per ordinary share because their effects would have been antidilutive for the three years ended December 31, 2022 or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period:

	At December 31,
(Thousand shares)	2022	2021	2020

Warrants	31,980	—	—
Treasury shares	25,023	8,651	—
Convertible preference share s	15,000	—	—

Total outstanding shares of potentially dilutive securities	72,003	8,651	—